LONG-TERM INVESTMENTS, NET (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Feb. 14, 2025	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 23, 2024	Feb. 20, 2024
InvestmentsAllOtherInvestmentLineItems [Line Items]
Share of loss from equity investment			$ 131,484
Share of loss from equity investment			$ 131,383
Common Class A [Member]
InvestmentsAllOtherInvestmentLineItems [Line Items]
Stock issued during period shares acquisitions	15,000
Current market price	$ 0.0125					$ 1
S T Meng Pte. Ltd. [Member]
InvestmentsAllOtherInvestmentLineItems [Line Items]
Equity interest			21.00%
S T Meng Pte. Ltd. [Member] | Common Class A [Member]
InvestmentsAllOtherInvestmentLineItems [Line Items]
Equity interest	21.00%
S T Meng Pte. Ltd. [Member] | Subscription And Investment Agreement [Member]
InvestmentsAllOtherInvestmentLineItems [Line Items]
Equity interest		21.00%
S T Meng Pte. Ltd. [Member] | Subscription And Investment Agreement [Member] | Common Class A [Member]
InvestmentsAllOtherInvestmentLineItems [Line Items]
Stock issued during period shares acquisitions		15,000
Current market price		$ 0.0125
Investment A [Member] | Subscription And Investment Agreement [Member]
InvestmentsAllOtherInvestmentLineItems [Line Items]
Equity interest							4.00%
Cash consideration							$ 100,000